Consolidated Statements of Loss and Comprehensive Loss $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 1,094,897	$ 850,194
Cost of sales
Production costs	705,974	574,622
Depreciation, depletion and amortization	124,918	97,053
Earnings from mine operations	264,005	178,519
Exploration and evaluation costs	74,816	66,516
Corporate administration	44,875	47,247
Care and maintenance expenses	28,412	33,006
Impairment loss	34,101	145,903
Reclamation expense (recovery)	34,378	(94,021)
Other operating expenses	29,578	16,661
Earnings (loss) from operations	17,845	(36,793)
Other non-operating income	(11,134)	(1,883)
Finance costs	15,345	9,523
Earnings (loss) before income tax	13,634	(44,433)
Income tax expense	94,912	32,776
Net loss	(81,278)	(77,209)
Other Comprehensive Income (Loss)
Changes in fair value of derivative instruments	10,774	(9,588)
Other comprehensive income (loss)	10,774	(9,588)
Total comprehensive loss	$ (70,504)	$ (86,797)
Loss per share:
Basic earnings (loss) per share (in dollars per share) | $ / shares	$ (0.37)	$ (0.29)
Diluted earnings (loss) per share (in dollars per share) | $ / shares	$ (0.38)	$ (0.31)